INCOME TAX - Schedule of Profit or Loss and Reconciliation Between Tax Expenses and Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current income tax:
Current income tax benefit in respect of the current year	$ 0	$ 0	$ 0
Deferred income tax:
Origination and reversal of temporary differences	0	0	0
Income tax expense reported in profit or loss	0	0	0
Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(35,348,675)	(21,843,646)	(17,444,754)
Tax benefit at the Australian income tax rate of 30%	(10,604,603)	(6,553,094)	(5,233,426)
Effect of lower income tax rate in the United States	1,032,615	631,007	488,952
Expenditure not allowable for income tax purposes	2,885,033	1,427,582	870,584
Income not assessable for income tax purposes	(404,224)	0	0
Exchange differences	(639)	(2,369)	5,329
Adjustments in respect of deferred tax of previous years	(738,316)	583,422	(182,314)
Effect of deferred tax assets not brought to account	7,830,134	3,913,452	4,050,875
Income tax expense reported in profit or loss	$ 0	$ 0	$ 0
Applicable tax rate	30.00%	30.00%	30.00%
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets used to offset deferred tax liabilities	$ (980,747)	$ (414,270)	$ (305,000)
Net deferred tax liabilities	0	0	0
Deferred tax assets used to offset deferred tax liabilities	(980,747)	(414,270)	(305,000)
Other deferred tax assets not brought to account	(20,345,185)	(12,566,993)	(8,705,485)
Net deferred tax assets	0	0	0
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Right-of-use assets	980,747	414,270	305,000
Accrued expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	117,578	70,662	139,113
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	122,051	75,215	21,956
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,023,320	383,082	246,832
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,394,779	10,896,126	3,241,541
Tax losses available to offset against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 9,668,204	$ 1,556,178	$ 5,361,043